Provisions and Contingencies - Additional Information (Detail) ₱ in Thousands, shares in Millions, $ in Millions					12 Months Ended
	Oct. 06, 2017 PHP (₱)	Jul. 03, 2017 PHP (₱) Worker	Oct. 19, 2016 USD ($)	Jul. 23, 2014 PHP (₱)	Dec. 31, 2017 PHP (₱) Agreement Unit Worker shares	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Jun. 10, 2013
Disclosure Of Contingent Liabilities [Line Items]
Number voting preferred shares owned | shares					150
DOLE [Member]
Disclosure Of Contingent Liabilities [Line Items]
Monetary liability		₱ 78,600
Number of workers order | Worker		8,720
Top of Range [Member] | Eastern telecommunications philippines inc [Member]
Disclosure Of Contingent Liabilities [Line Items]
Maximum amount of arbitration of collating claims					₱ 2,900,000
Top of Range [Member] | DOLE [Member]
Disclosure Of Contingent Liabilities [Line Items]
Monetary liability					₱ 66,300
Number of workers order | Worker					7,416
Top of Range [Member] | P L D T
Disclosure Of Contingent Liabilities [Line Items]
Maximum amount of arbitration of collating claims					₱ 2,800,000
Bottom of Range [Member] | DOLE [Member]
Disclosure Of Contingent Liabilities [Line Items]
Monetary liability					₱ 78,200
Number of workers order | Worker					8,720
Digitel Mobile Philippines, Inc. [Member] | City government of santiago city [Member]
Disclosure Of Contingent Liabilities [Line Items]
Provision of ordinance imposing fee					₱ 200
Digitel Mobile Philippines, Inc. [Member] | City Of Trece Martires [Member]
Disclosure Of Contingent Liabilities [Line Items]
Provision of ordinance imposing fee					150
A Ce S Philippines [Member]
Disclosure Of Contingent Liabilities [Line Items]
Deficiency basic withholding tax				₱ 87,000
Payment for compromise of tax liabilities					₱ 27,000
DMPI vs City Government of Malabon
Disclosure Of Contingent Liabilities [Line Items]
Payments in respect of litigation settlements	₱ 8,000
Wilson Gamboa Case And Jose M Roy III Petition [Member] | Country of domicile [Member]
Disclosure Of Contingent Liabilities [Line Items]
Percentage of equity interest acquired						60.00%	60.00%
Wilson Gamboa Case And Jose M Roy III Petition [Member] | Country of domicile [Member] | Top of Range [Member]
Disclosure Of Contingent Liabilities [Line Items]
Percentage of equity interest acquired									60.00%
Wilson Gamboa Case And Jose M Roy III Petition [Member] | Foreign countries [Member] | Bottom of Range [Member]
Disclosure Of Contingent Liabilities [Line Items]
Percentage of equity interest acquired									40.00%
Lawsuits And Arbitrations Proceedings | Harris Caprock Communications Incorporation and Caprock Communications International Limited [Member]
Disclosure Of Contingent Liabilities [Line Items]
Number of agreements executed | Agreement					3
Lawsuits And Arbitrations Proceedings | Harris Caprock Communications Incorporation [Member]
Disclosure Of Contingent Liabilities [Line Items]
Payments in respect of litigation settlements						₱ 424,000	$ 8.5
Number of agreements terminated | Agreement					3
Number of units of antennas and beams installed | Unit					13
Estimated financial effect of contingent liabilities | $								$ 35.0
Losses on litigation settlements | $			$ 6.5